Stockholders' Equity and Stock Compensation	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Stock Compensation
(9)	Stockholders’ Equity and Stock Compensation

(a)	Common Stock

In July 2012, the Company closed the initial public offering of its common stock pursuant to a registration statement on Form S-1, as amended. The Company sold an aggregate of 8,625,000 shares of common stock under the registration statement, including 1,125,000 shares pursuant to the exercise by the underwriters of an over-allotment option. Upon closing the initial public offering, all outstanding shares of the Company’s Series A Convertible Preferred Stock were converted into 9,649,738 shares of common stock (see note 3, Reverse Stock Split and Initial Public Offering).

In December 2009, the Company issued 62,500 shares of restricted common stock to an officer in return for services to be rendered over the effective vesting period. This award fully vested in January 2011. The fair value of the 62,500 shares of restricted common stock was expensed over the vesting period. The estimated fair value per share used for the grant of 62,500 shares of restricted common stock was $0.40 ($25,000 of compensation expense) and was based on a valuation of the Company’s common stock as of December 31, 2009 in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the Practice Aid). Based on the valuation methodology selection criteria set forth in the Practice Aid, with a focus on the early stage of the development the Company, including the status of its development efforts, very limited operations and the fact that it had an incomplete management team, as of December 31, 2009, the Company determined that an asset-based approach was the most appropriate method to use to determine the enterprise value of the Company. The Company then allocated the enterprise value using the current value method.

Also included in common stock at December 31, 2012 were 15,625 common shares issued upon exercise of options during the year ended December 31, 2012. Also during that period, an additional 23,017 options were early exercised and restricted shares were issued, with 7,596 shares vested and 15,421 shares unvested at period end.

(b)	Series A Convertible Preferred Stock

Prior to completing its initial public offering, the Company issued and sold an aggregate of 77,197,936 shares of its Series A Convertible Preferred Stock that resulted in the Company receiving cash proceeds of $77,197,936. The proceeds were used for research and development and general working capital. In July 2012, upon closing its initial public offering, all outstanding shares of the Company’s convertible preferred stock were converted into 9,649,738 shares of common stock (see note 3, Reverse Stock Split and Initial Public Offering).

(c)	Stock Incentive Plans

The two stock incentive plans (Incentive Plans) described in this section are the pre-IPO stock incentive plan, as amended (the Incentive Plan), and the 2012 stock incentive plan (2012 Plan). Prior to the Company’s initial public offering, the Company granted awards to eligible participants under the Incentive Plan. Following the initial public offering, the Company grants awards to eligible participants under the 2012 Plan.

2012 Stock Incentive Plan (2012 Plan)

In April 2012, the Company’s board of directors and stockholders approved the 2012 Plan. The 2012 Plan became effective immediately prior to the closing of the Company’s initial public offering (see note 3, Reverse Stock Split and Initial Public Offering). The 2012 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards. As of December 31, 2012, the number of shares of the Company’s common stock reserved for issuance under the 2012 Plan was 654,129. This number may increase for the number of shares of the Company’s common stock subject to outstanding awards under the Company’s pre-IPO stock incentive plan, that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right. In addition, the 2012 Plan provides for an annual increase, to be added on the first day of fiscal year 2014 and each subsequent anniversary until the expiration of the 2012 Plan, equal to the lowest of 437,500 shares of the Company’s common stock, 2.75% of the number of shares of the Company’s common stock outstanding on the first day of the fiscal year and an amount determined by the board of directors.

Pre-IPO Stock Incentive Plan (Incentive Plan)

Upon the closing of the initial public offering, the Company ceased granting any awards under the Incentive Plan.

The Incentive Plan provided for the granting of stock options and other stock awards of the Company to employees and consultants. General awards under the Incentive Plan consisted of a specified number of options awarded to an employee or consultant subject to the satisfaction of various vesting conditions determined and specified by the Company at the time of the award. In April 2012, the Company’s board of directors and stockholders approved an amendment to the Incentive Plan to increase the number of shares reserved for issuance under the Incentive Plan from 1,875,000 to 2,125,000.

For the year ended December 31, 2012, the Company awarded options to purchase 730,309 shares in aggregate under the Incentive Plans.

In April 2012, the Board resolved that all options granted under the Incentive Plan may be exercisable from the date of grant. If exercised prior to full vesting, restricted shares of common stock are issued and continue to vest in the same manner as the original options awarded. Upon termination of employment any unvested options or unvested restricted shares are immediately cancelled and available for future grant under the 2012 Plan, while vested options are exercisable for a defined period. The vesting schedule for awards is to be established by the Company’s board of directors in its discretion on the date of grant. The outstanding option grants at December 31, 2012 have a term of 10 years and generally vest over periods up to 4 years.

Activity with respect to options was as follows:

	Options Outstanding			Exercisable Options
	Shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Shares	Weighted average exercise price per share
December 31, 2009	375,000	$0.96	9.38	—	$—
Granted	975,000	0.96	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2010	1,350,000	$0.96	9.38	101,561	$0.96
Granted	160,000	1.68	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2011	1,510,000	$1.06	8.52	527,181	$0.97
Granted	730,309	7.73	—
Forfeited or expired	63,188	4.94	—
Exercised	38,642	3.78	—

December 31, 2012	2,138,479	$3.17	8.21	952,499	$1.40

The following table summarizes additional information regarding options outstanding and exercisable at December 31, 2012:

		Options Outstanding			Exercisable Options
		Number of options outstanding at year end	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable at year end	Weighted average remaining contractual life (years)	Weighted average exercise price
Exercise price:
	$0.96	1,277,500	7.5	$0.96	821,952	7.5	$0.96
	$1.68	180,963	8.2	1.68	85,975	8.1	1.68
	$2.08	130,000	9.2	2.08	5,208	9.2	2.08
	$8.18 – $9.38	351,875	9.9	8.52	868	9.7	9.38
	$10.00	198,141	9.4	10.00	38,496	9.3	10.00

		2,138,479			952,499

The weighted-average grant date fair value of the stock options granted during the years ended December 31, 2012, 2011 and 2010 was $6.97 per share, $2.64 per share and $2.80 per share, respectively. The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

	2012	2011	2010
Risk-free interest rate	1.2% – 2.25%	2.25%	2.25% – 3%
Expected volatility	80%	80%	80 – 85%
Expected term (years)	7	7	7
Expected dividend yield	0%	0%	0%

The Company used the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term of stock option grants to employees due to the Company’s limited operating history. The risk-free interest rate is based on the implied yield on U.S. Treasury zero coupon bonds for periods commensurate with the expected term of the options. The dividend yield on the Company’s common stock is estimated to be zero based on the fact that the Company has not paid and does not intend to pay dividends during the expected term of its stock options.

Share-based compensation expense for stock options granted to employees and directors is based on the estimated grant date fair value of options recognized ratably over the requisite service period, which is the vesting period of the award. The level of forfeitures expected to occur was estimated based on data from a representative group of companies with similar characteristics to the Company.

During the year ended December 31, 2012, 38,642 options were exercised resulting in $146,168 of proceeds to the Company. Certain of those option awards were early exercises resulting in the issuance of 23,017 shares of restricted stock. As of December 31, 2012, 7,596 shares of the restricted stock were vested, and the remainder will continue to vest over the requisite service period.

Share-based compensation expense totaled $1,405,576, $781,407, and $333,903 for the years ended December 31, 2012, 2011, and 2010, respectively, which is included in research and development and general and administrative expenses in the accompanying consolidated statements of operations. The total unrecognized share-based compensation cost at December 31, 2012 amounted to $5,477,481, which is expected to be recognized over a weighted-average remaining vesting period of approximately 2.95 years.